Annual Fund Operating Expenses - iSHARES LARGE CAP 10% TARGET BUFFER SEP ETF	Sep. 15, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2030
iShares Large Cap 10% Target Buffer Sep ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2],[3]
Acquired Fund Fees and Expenses	0.03%	[1],[2]
Expenses (as a percentage of Assets)	0.53%	[1]
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.50%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The amount rounded to 0.00%.